UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Origin Asset Management LLP
Address: One Carey Lane
         London EC2V 8AE
         United Kingdon

13 File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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
Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:  0044 (0) 20 7812 8505
Signature, Place and Date of Signing     /s/ L. J. Johnston     London, United Kingdom     05/12/2010
                                         ------------------     ----------------------     ----------
                                         [Signature]            [City, State]              [Date]
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Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  71 Data Records

Form 13F Information Table Value Total:   $1,443,178
                      (thousands)

List of Other Included Managers:  N/A


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4            COLUMN 5         CLOUMN 6           COLUMN 7       COLUMN 8
                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF    CUSIP     VALUE       SHRS OR PRN  SH/  PUT/   INVESTMENT         OTHER      SOLE SHARED NONE
                           CLASS                 (X$1000)    AMT          PRN  CALL   DISCRETION         MANAGER
AFLAC INC                  COM         001055102       2,715       50,000  SH                SOLE                   SOLE
ABBOTT LABS                COM         002824100      32,930      625,100  SH                SOLE                   SOLE
AEROPOSTALE                COM         007865108      35,963    1,247,409  SH                SOLE                   SOLE
ALLERGAN INC               COM         018490102      27,304      418,006  SH                SOLE                   SOLE
ALLIANCE DATA SYSTEMS CORP COM         018581108       5,305       82,910  SH                SOLE                   SOLE
ALLIANCEBERNSTEIN HOLDING  UNIT LTD    01881G106      20,968      683,900  SH                SOLE                   SOLE
LP                         PARTN
ALTERA CORP                COM         021441100      21,193      871,800  SH                SOLE                   SOLE
AMEDISYS INC               COM         023436108      27,439      496,900  SH                SOLE                   SOLE
AMERICAN EXPRESS CO        COM         025816109      19,194      465,200  SH                SOLE                   SOLE
AMERICREDIT CORP           COM         03060R101      25,234    1,062,046  SH                SOLE                   SOLE
APPLE INC                  COM         037833100      42,831      182,312  SH                SOLE                   SOLE
ARRIS GROUP INC            COM         04269Q100      19,368    1,612,654  SH                SOLE                   SOLE
ATHEROS COMMUNICATIONS INC COM         04743P108      28,665      740,500  SH                SOLE                   SOLE
ATWOOD OCEANICS INC        COM         050095108       5,771      166,653  SH                SOLE                   SOLE
BEST BUY INC               COM         086516101       6,013      141,351  SH                SOLE                   SOLE
BIOGEN IDEC INC            COM         09062X103      17,848      311,000  SH                SOLE                   SOLE
BLACKROCK INC              COM         09247X101      33,546      154,052  SH                SOLE                   SOLE
CATALYST HEALTH SOLUTIONS  COM         14888B103      21,173      511,680  SH                SOLE                   SOLE
IN
CEPHALON INC               COM         156708109      17,487      258,000  SH                SOLE                   SOLE
CITRIX SYS INC             COM         177376100      13,554      285,531  SH                SOLE                   SOLE
DECKERS OUTDOOR CORP       COM         243537107      30,464      220,750  SH                SOLE                   SOLE
DISCOVERY COMMUNICATNS NEW COM SER A   25470F104      33,068      978,633  SH                SOLE                   SOLE
EMC CORP MASS              COM         268648102      25,681    1,423,574  SH                SOLE                   SOLE
EBAY INC                   COM         278642103      36,836    1,365,909  SH                SOLE                   SOLE
ENDO PHARMACEUTICALS HLDGS COM         29264F205      18,158      766,500  SH                SOLE                   SOLE
I
ENERGEN CORP               COM         29265N108      25,624      550,702  SH                SOLE                   SOLE
F5 NETWORKS INC            COM         315616102      26,736      433,820  SH                SOLE                   SOLE
FOREST LABS INC            COM         345838106      13,126      418,568  SH                SOLE                   SOLE
FOSSIL INC                 COM         349882100      13,911      368,600  SH                SOLE                   SOLE
FREEPORT-MCMORAN COPPER &  COM         35671D857      28,940      346,415  SH                SOLE                   SOLE
GO
GENERAL DYNAMICS CORP      COM         369550108       8,894      115,205  SH                SOLE                   SOLE
GILEAD SCIENCES INC        COM         375558103      24,004      527,800  SH                SOLE                   SOLE
GUESS INC                  COM         401617105      19,243      409,600  SH                SOLE                   SOLE
HASBRO INC                 COM         418056107      19,714      515,000  SH                SOLE                   SOLE
HELMERICH & PAYNE INC      COM         423452101      20,887      548,508  SH                SOLE                   SOLE
HEWITT ASSOCS INC          COM         42822Q100      20,356      511,723  SH                SOLE                   SOLE
HOSPIRA INC                COM         441060100       6,515      115,000  SH                SOLE                   SOLE
HUMANA INC                 COM         444859102      13,674      292,363  SH                SOLE                   SOLE
INTEL CORP                 COM         458140100      22,394    1,006,000  SH                SOLE                   SOLE
INTERCONTINENTALEXCHANGE   COM         45865V100       6,881       61,338  SH                SOLE                   SOLE
INC
INTERNATIONAL BUSINESS     COM         459200101       3,591       28,000  SH                SOLE                   SOLE
MACHS
JABIL CIRCUIT INC          COM         466313103      17,369    1,072,800  SH                SOLE                   SOLE
LILLY ELI & CO             COM         532457108       3,020       83,384  SH                SOLE                   SOLE
LUBRIZOL CORP              COM         549271104      45,545      496,564  SH                SOLE                   SOLE
MASTERCARD INC             CL A        57636Q104       5,124       20,175  SH                SOLE                   SOLE
MCKESSON CORP              COM         58155Q103      41,086      625,171  SH                SOLE                   SOLE
MEDICIS PHARMACEUTICAL     CL A NEW    584690309      17,989      715,000  SH                SOLE                   SOLE
CORP
MEDNAX INC                 COM         58502B106      17,777      305,500  SH                SOLE                   SOLE
NBTY INC                   COM         628782104      14,224      296,450  SH                SOLE                   SOLE
NETFLIX INC                COM         64110L106      30,891      418,914  SH                SOLE                   SOLE
NEWMONT MINING CORP        COM         651639106      23,377      459,000  SH                SOLE                   SOLE
ORACLE CORP                COM         68389X105       2,995      116,600  SH                SOLE                   SOLE
OSHKOSH CORP               COM         688239201      21,814      540,750  SH                SOLE                   SOLE
PRICELINE COM INC          COM NEW     741503403      48,449      189,996  SH                SOLE                   SOLE
QUEST SOFTWARE INC         COM         74834T103      24,122    1,355,949  SH                SOLE                   SOLE
ROVI CORP                  COM         779376102      16,125      434,297  SH                SOLE                   SOLE
SANDISK CORP               COM         80004C101      18,077      522,000  SH                SOLE                   SOLE
STATE STR CORP             COM         857477103      19,854      439,840  SH                SOLE                   SOLE
TECH DATA CORP             COM         878237106      16,157      385,600  SH                SOLE                   SOLE
TEVA PHARMACEUATICAL INDS  ADR         881624209       6,623      105,000  SH                SOLE                   SOLE
LTD
TIBCO SOFTWARE INC         COM         88632Q103       4,532      420,000  SH                SOLE                   SOLE
VALE S A                   ADR REPSTG  91912E204         208        7,500  SH                SOLE                   SOLE
                           PFD
WESTERN DIGITAL CORP       COM         958102105      29,563      758,208  SH                SOLE                   SOLE
WHITING PETE CORP NEW      COM         966387102      30,574      378,200  SH                SOLE                   SOLE
WRIGHT EXPRESS CORP        COM         98233Q105      11,725      389,271  SH                SOLE                   SOLE
HERBALIFE LTD              COM USD SHS G4412G101      19,636      425,750  SH                SOLE                   SOLE
MARVELL TECHNOLOGY GROUP   ORD         G5876H105      17,949      879,000  SH                SOLE                   SOLE
LTD
SEAGATE TECHNOLOGY         SHS         G7945J104      20,179    1,105,100  SH                SOLE                   SOLE
NOBLE CORPORATION BAAR     NAMEN -AKT  H5833N103      19,545      467,350  SH                SOLE                   SOLE
MILLICOM INTL CELLULAR S A SHS NEW     L6388F110      18,855      211,500  SH                SOLE                   SOLE
CHECK POINT SOFTWARE TECH  ORD         M22465104      36,594    1,043,740  SH                SOLE                   SOLE
LT


                                                   1,443,178
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